Schedule of Investments (unaudited) September 30, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Consumer Discretionary — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26(a)	$1,000	$881,368

Education — 0.1%
Rensselaer Polytechnic Institute, 5.25%, 09/01/48(a)	1,910	1,804,632

Health Care Providers & Services — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47(a)	2,500	2,000,979

Thrifts & Mortgage Finance — 0.3%
Community Preservation Corp., 2020, Class C, 2.87%, 02/01/30(a)	5,520	4,482,548

Total Corporate Bonds — 0.7% (Cost: $11,328,056)		9,169,527

Municipal Bonds

Illinois — 0.1%

County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	615	535,494

New York — 80.0%

Corporate — 1.5%
Build NYC Resource Corp., Refunding RB(b)
AMT, 4.50%, 01/01/25	265	268,623
AMT, 5.00%, 01/01/35	100	101,890
New York Liberty Development Corp., RB, 5.50%, 10/01/37	4,780	5,069,276
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,365	9,702,814
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/33	1,000	973,086
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,245	3,107,402
AMT, 5.00%, 10/01/40	920	859,018

		20,082,109

County/City/Special District/School District — 19.8%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/39	6,600	7,108,193
Series B, 5.00%, 11/01/40	8,500	9,126,169
City of New York, GO
5.00%, 03/01/43	2,000	2,070,796
Series A-1, 5.25%, 09/01/43	7,500	7,975,732
Series B-1, 5.00%, 10/01/39	5,845	6,022,811
Series C, 4.00%, 08/01/41	6,480	5,853,624
Series D, 5.38%, 06/01/32	15	15,022
Series D, 5.00%, 12/01/42	2,490	2,561,249
Series D-1, 5.25%, 05/01/39	2,500	2,689,755
Series D-1, 5.50%, 05/01/44	2,500	2,706,122
Series E-1, 5.00%, 03/01/41	2,695	2,774,829
Series E-1, 5.00%, 03/01/44	2,140	2,193,855
Sub-Series A-1, 5.00%, 08/01/33	700	709,245
Sub-Series D-1, 5.00%, 08/01/31	935	947,632
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,107,073
Sub-Series F-2, 1.94%, 03/01/29	9,410	7,831,764
City of New York, Refunding GO
Series B-1, 5.00%, 08/01/32	2,000	2,224,178
Series C, 5.00%, 08/01/34	500	514,668
Series C-3, 2.46%, 08/01/33	2,145	1,663,559

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York, Refunding GO (continued)
Series D, 2.12%, 08/01/33	$3,500	$2,616,499
City of Yonkers New York, GO
Series A, (AGM), 4.00%, 02/15/35	350	337,318
Series A, (AGM), 4.00%, 02/15/36	350	333,681
County of Nassau New York, GO
Series A, 4.00%, 04/01/39	1,000	908,942
Series B, (AGM), 5.00%, 07/01/37	1,145	1,200,167
Series B, (AGM), 5.00%, 07/01/45	4,960	5,122,068
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/38	2,635	2,497,413
Series A, (AGM), 5.00%, 04/01/46	1,000	1,036,084
Series B, 5.00%, 04/01/35	3,600	3,762,716
Series B, (AGM), 5.00%, 04/01/44	3,425	3,577,793
Erie County Industrial Development Agency, Refunding RB, (SAW), 5.00%, 05/01/31	1,925	2,170,153
Hudson Yards Infrastructure Corp., Refunding RB
Series 2022, 4.00%, 02/15/40	1,000	918,371
Series 2022, 4.00%, 02/15/42	2,660	2,397,003
Series A, 5.00%, 02/15/35	2,500	2,600,823
Series A, 5.00%, 02/15/36	2,000	2,073,778
Series A, 4.00%, 02/15/38	2,000	1,862,938
Series A, 5.00%, 02/15/39	7,500	7,713,360
Series A, 5.00%, 02/15/42	22,495	23,030,357
Monroe County Industrial Development Corp., RB
(SAW), 5.00%, 05/01/33	2,885	3,067,944
(SAW), 5.00%, 05/01/34	2,375	2,509,610
Nassau County Interim Finance Authority, Refunding RB
Series A, 5.00%, 11/15/34	5,030	5,575,599
Series B, 1.28%, 11/15/28	3,750	3,068,932
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/41	4,155	1,619,424
(AGC), 0.00%, 03/01/42	5,500	2,018,588
(AGC), 0.00%, 03/01/43	2,000	693,040
(AGC), 0.00%, 03/01/45	2,450	748,972
New York City Industrial Development Agency, Refunding RB
Class A, (AGM), 4.00%, 01/01/32	750	733,508
Series A, AMT, 5.00%, 07/01/28	2,210	2,211,286
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.25%, 08/01/37	10,000	10,521,250
Series A-1, 5.00%, 11/01/38	1,000	1,010,710
Series A-E1, 5.00%, 02/01/36	3,500	3,618,587
Series E-1, 4.00%, 02/01/46	1,910	1,640,547
Sub-Series B-1, 5.00%, 11/01/35	200	203,339
Sub-Series B-1, 5.00%, 11/01/36	680	689,317
Sub-Series B-1, 4.00%, 11/01/45	10,000	9,011,990
Sub-Series E-1, 5.00%, 02/01/42(d)	175	175,029
Series A-2, Subordinate, 5.00%, 08/01/38	490	505,300
Series B-1, Subordinate, 4.00%, 08/01/45	7,090	6,307,108
Series C-1, Class 1, Subordinate, 4.00%, 02/01/42	6,000	5,302,290
Series C-3, Subordinate, 5.00%, 05/01/41	7,100	7,310,252
Series F-1, Subordinate, 5.00%, 02/01/47	5,000	5,156,985
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	5,500	822,899

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/35	$3,500	$3,558,331
5.00%, 11/15/40	7,690	7,736,648
5.00%, 11/15/45	8,490	8,438,975
New York Liberty Development Corp., Refunding RB
2.45%, 09/15/69	5,000	4,406,600
2.63%, 09/15/69	5,000	4,359,505
2.80%, 09/15/69	5,000	4,076,225
Series 1, Class 1, 5.00%, 11/15/44(b)	12,570	11,235,116
Series 2, Class 2, 5.38%, 11/15/40(b)	520	505,254
Series A, 2.75%, 11/15/41	17,000	11,920,026
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,016,351
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(e)	5	5,400

		264,036,677

Education — 9.7%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41	1,650	1,220,238
4.00%, 07/01/51	1,705	1,130,461
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	82,680
5.00%, 10/01/48	1,040	968,864
Buffalo & Erie County Industrial Land Development
Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,000	988,009
Series A, 5.00%, 06/01/35	655	657,476
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	815	793,541
5.63%, 02/01/39	1,285	1,286,461
5.75%, 02/01/49	1,145	1,127,382
Series A, 4.88%, 05/01/31	700	664,657
Series A, 5.13%, 05/01/38	140	128,788
Series A, 5.50%, 05/01/48	2,175	2,022,924
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/30	385	398,298
5.00%, 08/01/33	275	284,302
5.00%, 06/01/35	250	254,204
5.00%, 08/01/35	740	757,053
5.00%, 06/01/40	310	312,880
5.00%, 08/01/47	725	725,658
5.00%, 11/01/47	2,900	2,978,022
Series A, 5.00%, 06/01/43	325	329,403
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	131,300
5.00%, 05/01/39	225	226,488
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,011,086
5.00%, 07/01/44	2,000	2,021,510
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	955	975,416
5.00%, 07/01/48	1,435	1,465,124
5.00%, 07/01/52	2,500	2,576,627
Dutchess County Local Development Corp.,
Refunding RB
5.00%, 07/01/42	1,980	2,021,891
4.00%, 07/01/46	2,500	2,143,663

Security	Par (000)	Value

Education (continued)
Geneva Development Corp., RB, 5.25%, 09/01/23(e)	$160	$163,051
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	576,717
5.00%, 10/01/35	265	267,597
5.00%, 07/01/47	2,165	2,225,867
Monroe County Industrial Development Corp., Refunding RB
4.00%, 07/01/37	1,765	1,680,758
Series A, 5.00%, 07/01/23(e)	1,360	1,379,064
Series A, 5.00%, 07/01/32	300	318,836
Series A, 5.00%, 07/01/33	350	369,561
Series A, 5.00%, 07/01/34	350	366,964
Series A, 5.00%, 07/01/35	800	835,312
Series A, 5.00%, 07/01/36	1,000	1,040,972
Series A, 5.00%, 07/01/37	500	519,145
Series A, 4.00%, 07/01/50	5,000	4,388,885
Series C, 5.05%, 07/01/28	1,000	1,005,208
New York State Dormitory Authority, RB
5.00%, 01/03/28(e)	5,000	5,428,915
5.00%, 03/15/32	3,500	3,766,682
4.00%, 07/01/46	2,450	2,202,557
5.00%, 07/01/46	675	665,443
1st Series, (AMBAC), 5.50%, 07/01/40	500	564,614
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	534,506
Series A, 4.13%, 07/01/24(e)	1,600	1,624,309
Series A, 5.25%, 07/01/24(e)	250	258,522
Series A, 5.50%, 07/01/24(e)	2,500	2,595,720
Series A, 5.00%, 07/01/33	1,000	1,057,653
Series A, 5.00%, 07/01/43	8,065	8,341,573
Series A, 4.00%, 07/01/44	2,010	1,775,455
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/29	375	384,555
5.00%, 07/01/30	300	307,625
5.00%, 07/01/42	1,585	1,632,420
5.00%, 07/01/44	1,190	1,203,747
Series A, 5.25%, 07/01/23(e)	5,590	5,678,517
Series A, 5.00%, 07/01/24(e)	1,000	1,029,890
Series A, 4.00%, 07/01/33	1,000	959,941
Series A, 5.00%, 07/01/33	470	480,060
Series A, 4.00%, 07/01/34	2,000	1,889,548
Series A, 5.00%, 07/01/35	2,750	2,896,289
Series A, 5.00%, 07/01/36	1,850	1,921,873
Series A, 5.00%, 07/01/37	350	354,519
Series A, 5.00%, 07/01/38	1,005	1,039,961
Series A, 5.00%, 07/01/41	500	511,854
Series A, 5.00%, 07/01/43	1,000	1,002,796
Series A, 4.00%, 07/01/46	6,125	5,283,621
Series A, 4.00%, 07/01/47	1,250	1,002,639
Series A, 5.00%, 07/01/51	3,000	3,100,827
Series B, 5.00%, 10/01/38	10,000	10,671,990
Series C, 4.00%, 07/01/49	2,500	2,200,733
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	138,354
4.00%, 12/01/41	3,760	3,448,067
4.00%, 12/01/47	3,000	2,598,747
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	358,379

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Orange County Funding Corp., Refunding RB (continued)
Series A, 5.00%, 07/01/42	$220	$215,265
Schenectady County Capital Resource Corp., Refunding RB
5.00%, 07/01/32	335	372,737
5.25%, 07/01/52	285	299,534
St Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	1,500	1,137,300
Troy Capital Resource Corp., Refunding RB
5.00%, 08/01/32	1,000	1,031,871
4.00%, 08/01/35	1,110	1,030,877
4.00%, 09/01/40	160	138,502
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/32	500	513,111
Series A, 5.00%, 07/01/37	885	898,040

		129,372,481

Health — 2.8%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	1,000	938,893
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(e)	1,100	1,134,255
Dutchess County Local Development Corp., RB, Series A, 5.00%, 07/01/24(e)	750	773,356
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	835	837,155
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	525	430,070
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	660	676,624
4.00%, 12/01/41	100	84,237
5.00%, 12/01/46	4,960	4,832,062
Series A, 5.00%, 12/01/37	370	370,008
New York State Dormitory Authority, RB(b)
5.00%, 12/01/40	1,300	1,219,088
5.00%, 12/01/45	1,700	1,526,229
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/27(b)	100	99,147
2.26%, 07/01/30	4,000	3,267,316
5.00%, 05/01/38	1,705	1,720,050
4.00%, 07/01/39	140	110,667
4.00%, 07/01/40	325	253,405
5.00%, 07/01/41	450	395,719
5.00%, 05/01/52	4,000	3,941,356
Series A, 5.00%, 05/01/32	1,270	1,306,317
Series A, 2.58%, 07/01/33	4,000	3,108,516
Series A, 5.00%, 05/01/43	1,570	1,570,317
Series C, 2.15%, 03/15/31	2,000	1,586,898
Catholic Health Services, 5.00%, 07/01/35	350	321,981
Catholic Health Services, 5.00%, 07/01/36	275	251,361
Catholic Health Services, 4.00%, 07/01/38	110	88,039
Catholic Health Services, 4.00%, 07/01/45	810	593,326
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,562,321
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32	385	392,982

Security	Par (000)	Value

Health (continued)
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	$1,145	$1,078,906
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	110	110,130
Westchester County Local Development Corp., Refunding RB
4.00%, 01/01/23	85	85,205
5.00%, 11/01/34	500	493,014
5.00%, 07/01/41(b)	1,150	953,774
5.00%, 07/01/46(b)	1,395	1,112,314

		37,225,038

Housing — 3.8%
New York City Housing Development Corp., RB, M/F Housing
4.15%, 11/01/46	2,805	2,403,742
Series B-1, 5.00%, 07/03/23(e)	650	659,107
Series B-1, 5.25%, 07/03/23(e)	3,255	3,306,517
Series K, 3.85%, 11/01/38	4,000	3,596,360
Series K, 4.00%, 11/01/48	3,725	3,062,226
Series L, 2.75%, 05/01/50(f)	6,500	6,451,380
New York City Housing Development Corp., Refunding RB
(HUD SECT 8), 3.76%, 01/01/29	3,000	2,751,858
Series D, 4.10%, 11/01/38	2,500	2,188,775
New York State Housing Finance Agency, RB, M/F Housing
Series C, (SONYMA GNMA/FNMA/FHLMC), 2.75%, 11/01/31	1,000	883,706
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47	165	144,656
Series J-1, (SONYMA HUD SECT 8), 2.80%, 11/01/51	4,500	2,978,815
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	642,932
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	875,057
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA FANNIE MAE), 3.85%, 11/01/39	4,425	3,934,453
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 3.25%, 10/01/51	4,995	4,722,208
State of New York Mortgage Agency, Refunding RB
Series 235, AMT, 1.40%, 10/01/27	5,460	4,731,925
Series 235, AMT, 1.50%, 04/01/28	5,475	4,696,252
Yonkers Industrial Development Agency, RB
AMT, (SONYMA), 5.25%, 04/01/37	585	585,145
Series A, AMT, (SONYMA), 4.80%, 10/01/26	335	335,285
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,640,021

		50,590,420

State — 8.0%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S1, (SAW), 4.00%, 07/15/46	2,500	2,221,672
Series S-1, Subordinate, (SAW), 5.00%, 07/15/38	2,250	2,333,279
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	4,865	4,961,361
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	2,080	2,201,499
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	3,015	3,135,440
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,222,785
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, (SAW), 4.00%, 07/15/37	1,265	1,182,807

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB (continued)
Series S-1A, (SAW), 4.00%, 07/15/39	$2,000	$1,837,112
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	7,000	7,283,101
Series S-4A, Subordinate, (SAW), 5.25%, 07/15/35	7,665	8,267,224
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	1,630	1,689,101
Series A, 5.00%, 03/15/40	2,500	2,562,520
Series A, 5.00%, 03/15/43	4,995	5,121,074
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	7,250	7,658,291
Series A, 4.00%, 03/15/43	5,000	4,409,245
Series E, 5.00%, 03/15/40	5,645	5,855,717
Series E, 5.00%, 03/15/41	3,615	3,738,192
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	251,953
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/41	10,000	10,443,720
4.00%, 03/15/43	4,700	4,267,412
4.00%, 03/15/44	2,800	2,509,363
4.00%, 03/15/46	2,625	2,311,160
Series A, 5.00%, 03/15/38	5,000	5,158,630
Series B, 2.77%, 03/15/31	7,500	6,295,920
Series C-3, 5.00%, 03/15/39	5,000	5,163,730

		106,082,308

Tobacco — 3.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	773,838
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,239,150
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	2,200	2,181,639
Series A, 5.00%, 06/01/42	3,775	3,291,226
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	6,350	5,516,467
Series A-2-B, 5.00%, 06/01/51	3,955	3,335,762
Series B, 5.00%, 06/01/28	90	92,758
Series B, 5.00%, 06/01/29	105	107,859
Series C, 4.00%, 06/01/51	4,055	3,004,840
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	2,250	2,263,869
5.25%, 05/15/40	1,250	1,250,150
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	795,659
Series A, 5.00%, 06/01/33	3,000	3,088,773
Series A, 5.00%, 06/01/36	5,835	5,940,275
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,730	4,523,531
Sub-Series C, 5.13%, 06/01/51	2,375	2,217,561

		42,623,357

Transportation — 21.1%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	112,738
Series B, AMT, 4.00%, 12/15/34	235	222,954

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/35	$1,000	$1,054,879
Series A, 5.00%, 11/15/42.	5,000	5,151,590
Series A-1, 5.25%, 11/15/23(e)	1,040	1,064,004
Series A-1, 4.00%, 11/15/45	3,000	2,468,196
Series A-1, 4.00%, 11/15/46	3,300	2,702,858
Series A-2, 4.00%, 11/15/43	7,500	6,230,655
Series B, 5.25%, 11/15/33	500	503,097
Series B, 5.25%, 11/15/38	1,855	1,859,025
Series B, 5.25%, 11/15/39	5,795	5,807,094
Series B, 5.25%, 11/15/44	2,125	2,127,930
Series D-3, 4.00%, 11/15/47	2,000	1,619,410
Series E, 5.00%, 11/15/38	2,350	2,350,223
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,606,512
Sub-Series D-1, 5.00%, 11/15/39	4,250	4,156,101
Metropolitan Transportation Authority, Refunding RB
Series A, 5.25%, 11/15/35	2,500	2,636,280
Series A, (AGM), 5.00%, 11/15/44	12,500	12,702,913
Series B, 5.00%, 11/15/35	1,750	1,749,265
Series B, 5.00%, 11/15/37	1,500	1,484,930
Series D, 5.25%, 11/15/23(e)	670	685,464
Series D, 5.00%, 11/15/35	2,500	2,497,870
Series E, 4.00%, 11/15/45	2,500	2,080,485
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	7,957,188
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	5,000	4,424,150
Series 1, 2.75%, 02/15/44	6,125	4,174,218
New York State Bridge Authority, RB
Series A, 4.00%, 01/01/38	200	186,032
Series A, 4.00%, 01/01/39	275	253,978
Series A, 4.00%, 01/01/40	350	321,222
Series A, 4.00%, 01/01/41	165	150,301
Series A, 4.00%, 01/01/46	735	643,048
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	7,440	7,569,099
Series A, Junior Lien, 5.25%, 01/01/56	7,500	7,670,670
New York State Thruway Authority, Refunding RB
5.00%, 03/15/41	4,000	4,183,264
Series J, 5.00%, 01/01/41	3,250	3,262,786
Series K, 5.00%, 01/01/29	5,000	5,177,835
Series K, 5.00%, 01/01/31	2,500	2,566,010
Series K, 5.00%, 01/01/32	1,500	1,539,651
Series L, 5.00%, 01/01/33	2,065	2,186,106
Series L, 5.00%, 01/01/34	910	957,787
Series L, 5.00%, 01/01/35	1,050	1,099,973
Series N, 4.00%, 01/01/45	940	845,302
Series O, 4.00%, 01/01/37	4,400	4,179,507
Series O, 4.00%, 01/01/39	2,700	2,521,830
Series O, 4.00%, 01/01/40	5,000	4,643,960
Series O, 4.00%, 01/01/45	1,550	1,391,164
Series O, 4.00%, 01/01/46	165	147,696
Series O, 4.00%, 01/01/47	2,345	2,090,260
Series B, Subordinate, 4.00%, 01/01/39	1,165	1,081,757
Series B, Subordinate, 4.00%, 01/01/41	4,900	4,482,559
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,321,670
Series B, Subordinate, 4.00%, 01/01/53	1,160	984,979
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/37	6,820	6,614,848
AMT, 5.00%, 12/01/41	2,565	2,468,900

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., ARB (continued)
Series A, AMT, 5.00%, 07/01/34	$250	$250,103
Series A, AMT, 5.00%, 07/01/41	750	728,299
Series A, AMT, 5.00%, 07/01/46	1,500	1,418,226
Series A, AMT, 5.25%, 01/01/50	15,000	14,548,140
New York Transportation Development Corp., RB, AMT, 4.00%, 10/31/46	1,355	1,068,301
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/34	3,790	3,869,294
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,496,336
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	416,592
AMT, 5.00%, 04/01/33	375	388,546
AMT, 5.00%, 04/01/34	225	231,999
AMT, 5.00%, 04/01/35	200	205,477
AMT, 5.00%, 04/01/36	210	215,127
AMT, 5.00%, 04/01/37	250	255,356
AMT, 5.00%, 04/01/38	250	254,797
AMT, 5.00%, 04/01/39	175	178,050
Port Authority of New York & New Jersey, ARB
Series 217, 4.00%, 11/01/38	4,055	3,825,073
AMT, 4.00%, 09/01/43	2,400	2,062,289
218th Series, AMT, 4.00%, 11/01/41	5,690	4,956,519
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	3,980	3,258,131
Series 221, AMT, 4.00%, 07/15/38	2,000	1,829,448
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	150	151,229
Series 230, 5.00%, 12/01/42	1,890	1,982,602
178th Series, AMT, 5.00%, 12/01/43	285	285,249
193rd Series, AMT, 5.00%, 10/15/34	3,445	3,547,068
195th Series, AMT, 5.00%, 10/01/35	1,755	1,771,420
195th Series, AMT, 5.00%, 04/01/36	4,680	4,756,101
202nd Series, AMT, 5.00%, 04/15/37	5,000	5,106,485
206th Series, AMT, 5.00%, 11/15/37	1,525	1,558,285
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,005,674
Series 197, AMT, 5.00%, 11/15/41	1,250	1,264,764
Series 223, AMT, 4.00%, 07/15/46	3,090	2,671,308
Series 231, AMT, 5.00%, 08/01/38	2,500	2,554,473
Series 231, AMT, 5.50%, 08/01/39	2,500	2,656,518
Series 231, AMT, 5.50%, 08/01/40	4,000	4,259,560
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	10,465	11,130,794
Series A, 5.25%, 05/15/57	1,200	1,271,251
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,186,185
Series A, 5.00%, 11/15/49	4,630	4,777,581
Series A, 5.00%, 11/15/51	1,500	1,542,333
Series B-3, 5.00%, 11/15/33	500	521,641
Series C- 2, Senior Lien, 4.00%, 05/15/46	3,655	3,252,771
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 4.00%, 05/15/42	3,000	2,710,158
Series A, 5.00%, 05/15/43	2,105	2,203,701
Series A, 5.00%, 05/15/47	2,500	2,595,053
Series A-1, 4.00%, 05/15/46	2,370	2,112,203

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series B, 5.00%, 11/15/37	$8,000	$8,328,832
Series C, 5.00%, 11/15/37	6,000	6,271,578
Series C, 5.00%, 05/15/47	4,135	4,292,217

		281,195,360

Utilities — 10.1%
Long Island Power Authority, RB
5.00%, 09/01/36	1,080	1,122,468
5.00%, 09/01/37	2,000	2,087,174
5.00%, 09/01/38	4,200	4,375,547
5.00%, 09/01/39	8,000	8,322,744
Series C, (AGC), 5.25%, 09/01/29	3,500	3,846,783
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/39	6,000	5,840,916
Series A, 4.00%, 09/01/42	1,500	1,439,615
Series A, 5.00%, 09/01/43	3,170	3,339,655
Series B, 5.00%, 09/01/46	2,075	2,121,100
Series B, 1.50%, 09/01/51(f)	2,500	2,278,428
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	5,000	4,660,860
Series DD, 5.25%, 06/15/47	2,455	2,535,134
Series CC-1, Subordinate, 4.00%, 06/15/51	685	608,349
New York City Municipal Water Finance Authority, Refunding RB
Series BB, 5.00%, 06/15/47	2,000	2,003,314
Series BB-1, 4.00%, 06/15/45	17,560	15,871,395
Series BB-2, 2.80%, 06/15/49(f)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/40	4,850	5,047,022
Series EE, 5.00%, 06/15/34	3,000	3,297,141
Series EE, 5.00%, 06/15/37	2,735	2,843,889
Series EE, 5.25%, 06/15/37	1,075	1,137,154
Series EE, 4.00%, 06/15/39	2,500	2,353,705
Series EE, 5.00%, 06/15/40	8,355	8,671,504
Series FF, 5.00%, 06/15/40	11,500	11,993,223
Series CC-3, Subordinate, 5.00%, 06/15/32	2,000	2,227,316
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	9,500	8,441,842
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/45	1,875	1,679,841
Series A, 4.00%, 11/15/50	2,990	2,623,384
Series A, 4.00%, 11/15/60	875	739,114
New York State Environmental Facilities Corp., Refunding RB, 5.81%, 06/15/39	1,000	1,038,912
Utility Debt Securitization Authority, Refunding RB
5.00%, 12/15/37	5,000	5,140,450
5.00%, 12/15/35	1	1,047,988

		133,735,967

Total Municipal Bonds in New York		1,064,943,717

Puerto Rico — 7.1%

State — 4.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43(c)(f)	9,860	4,857,874
0.00%, 11/01/51(c)(f)	12,440	4,562,933
Series A1, Restructured, 5.63%, 07/01/29	2,619	2,675,813
Series A1, Restructured, 5.75%, 07/01/31	1,093	1,112,600
Series A1, Restructured, 4.00%, 07/01/33	1,036	906,944
Series A1, Restructured, 4.00%, 07/01/35	931	797,056

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A1, Restructured, 4.00%, 07/01/37	$799	$650,037
Series A1, Restructured, 4.00%, 07/01/41	1,087	850,138
Series A1, Restructured, 4.00%, 07/01/46	1,130	850,012
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	709,027
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(c)(f)	564	184,432
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	182	158,806
Series A-1, Restructured, 4.75%, 07/01/53	16,715	14,209,472
Series A-1, Restructured, 5.00%, 07/01/58	4,635	4,113,345
Series A-2, Restructured, 4.54%, 07/01/53	49	40,500
Series A-2, Restructured, 4.78%, 07/01/58	7,067	5,944,322
Series A-2, Restructured, 4.33%, 07/01/40	10,378	8,958,321
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	354,287
Series A-1, Restructured, 0.00%, 07/01/33	1,423	829,257
Series A-1, Restructured, 0.00%, 07/01/46	7,502	1,698,408
Series B-1, Restructured, 0.00%, 07/01/46	2,677	605,797

		55,069,381

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	225	228,758

Utilities — 3.0%
Puerto Rico Electric Power Authority, RB
7.50%, 07/01/20	762	644,271
3rd Series, 5.40%, 01/01/23(f)(g)	278	234,629
Series A, 6.75%, 07/01/36(g)	3,560	2,732,300
Series A-3, 10.00%, 07/01/19(g)	999	979,071
Series B-3, 10.00%, 07/01/19(g)	999	979,071
Series C-1, 5.40%, 01/01/18(g)	2,745	2,320,762
Series C-2, 5.40%, 07/01/18(g)	2,745	2,321,138
Series C-4, 5.40%, 07/01/20(g)	277	234,629
Series CCC, 5.25%, 07/01/26(g)	770	574,933
Series CCC, 5.25%, 07/01/28(g)	440	328,533
Series WW, 5.50%, 07/01/17(g)	610	455,467
Series WW, 5.50%, 07/01/18(g)	535	399,467
Series WW, 5.50%, 07/01/19(g)	435	324,800
Series WW, 5.38%, 07/01/24(g)	385	287,467
Series WW, 5.25%, 07/01/33(g)	420	313,600
Series XX, 5.25%, 07/01/35(g)	185	138,133
Series XX, 5.75%, 07/01/36(g)	260	194,133
Series A, RB, 5.00%, 07/01/29(g)	1,860	1,388,801
Series A, RB, 7.00%, 07/01/33(g)	1,025	786,687
Series A, RB, 5.00%, 07/01/42(g)	3,150	2,352,001
Series A, RB, 7.00%, 07/01/43(g)	410	314,675
Series TT, RB, 5.00%, 07/01/25(g)	210	156,800
Series TT, RB, 5.00%, 07/01/26(g)	565	421,867
Series WW, RB, 5.50%, 07/01/38(g)	520	388,267
Series XX, RB, 5.25%, 07/01/27(g)	285	212,800
Series XX, RB, 5.25%, 07/01/40(g)	5,345	3,990,935
Puerto Rico Electric Power Authority, Refunding RB
6.13%, 07/01/40	1,860	1,388,801
Series AAA, 5.25%, 07/01/22(g)	990	739,200
Series AAA, 5.25%, 07/01/23	2,670	1,993,601

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series AAA, 5.25%, 07/01/28(g)	$5,655	$4,222,402
Series BBB, 5.40%, 07/01/28	1,240	925,867
Series UU, 0.00%, 07/01/17(f)(g)	185	138,750
Series UU, 1.32%, 07/01/18(f)(g)	165	123,750
Series UU, 1.32%, 07/01/20(f)(g)	1,475	1,106,250
Series UU, 2.23%, 07/01/31(f)(g)	1,755	1,316,250
Series ZZ, 5.00%, 07/01/17(g)	430	321,067
Series ZZ, 5.25%, 07/01/19	1,370	1,022,934
Series ZZ, 5.00%, 07/01/20	2,220	1,657,601
Series ZZ, 5.25%, 07/01/24(g)	875	653,334
Series ZZ, 5.00%, 07/01/28(g)	435	324,800
Series AAA, Refunding RB, 5.25%, 07/01/29(g)	235	175,467

		39,585,311

Total Municipal Bonds in Puerto Rico		94,883,450

Total Municipal Bonds — 87.2% (Cost: $1,262,915,833)		1,160,362,661

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 14.3%

County/City/Special District/School District — 2.9%
City of New York, GO
Series D, 5.00%, 12/01/43(i)	1,010	1,036,818
Series F-1, 5.00%, 04/01/39	10,000	10,356,909
City of New York, Refunding GO
Series BB, 5.00%, 03/01/36	1,750	1,782,167
Sub-Series 1-I, 5.00%, 03/01/32	991	1,012,735
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A1, 5.00%, 08/01/40	13,360	13,788,435
Series F-1, 5.00%, 08/01/36	3,001	3,114,030
Series F-1, 5.00%, 05/01/38	3,448	3,547,743
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	3,660,326

		38,299,163

Housing — 0.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	626	566,983

State — 4.3%
New York State Dormitory Authority, RB, Series C, 5.00%, 03/15/39	9,000	9,326,327
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 02/15/34	10,000	10,442,188
Series A, 5.00%, 03/15/36(i)	1,995	2,062,523
Series A, 5.00%, 03/15/46	3,998	4,130,810
Series B, 5.00%, 03/15/39	15,393	15,800,559
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/45	6,004	6,076,440
New York State Urban Development Corp., RB, BAB, Series A, 4.00%, 03/15/37	8,740	8,266,948
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/47	1,497	1,290,514

		57,396,309

Transportation — 4.7%
Metropolitan Transportation Authority, Refunding RB Series B-1, 5.00%, 11/15/36	13,500	14,004,664

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series B-1, 5.00%, 11/15/51	$10,000	$10,202,379
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	991	1,007,696
194th Series, 5.25%, 10/15/55	2,310	2,370,099
Consolidated, Series 211, 5.00%, 09/01/48	960	984,689
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,275,625
Series A, 5.00%, 11/15/46	500	508,192
Series B, 5.00%, 11/15/38	9,000	9,327,123
Series C, 5.25%, 05/15/52	12,610	13,293,323

		61,973,790

Utilities — 2.4%
New York City Municipal Water Finance Authority, Refunding RB, 5.00%, 06/15/38(i)	7,504	7,790,531
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	10,000	8,773,860
Utility Debt Securitization Authority, Refunding RB
5.00%, 12/15/41	7,800	8,136,445
Series A, 5.00%, 12/15/34	5,000	5,251,013
Series B, 4.00%, 12/15/35	1,580	1,571,120

		31,522,969

Total Municipal Bonds in New York		189,759,214

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.3% (Cost: $201,905,395)		189,759,214

Total Long-Term Investments — 102.2% (Cost: $1,476,149,284)		1,359,291,402

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 2.16%(j)(k)	47,224,627	$47,224,627

Total Short-Term Securities — 3.5% (Cost: $47,224,291)		47,224,627

Total Investments — 105.7% (Cost: $1,523,373,575)		1,406,516,029

Other Assets Less Liabilities — 2.2%		28,959,136

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.9)%		(104,823,895)

Net Assets — 100.0%		$1,330,651,270

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to December 1, 2026, is $5,858,751.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$35,564,012	$11,660,615	(a)	$—	$—	$—	$47,224,627	47,224,627	$97,183	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,436	12/20/22	$ 160,922	$5,925,647
U.S. Long Bond	1,689	12/20/22	213,659	11,304,813
5-Year U.S. Treasury Note	973	12/30/22	104,537	2,644,875

				$19,875,335

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$9,169,527	$—	$9,169,527
Municipal Bonds	—	1,160,362,661	—	1,160,362,661
Municipal Bonds Transferred to Tender Option Bond Trusts	—	189,759,214	—	189,759,214
Short-Term Securities
Money Market Funds	47,224,627	—	—	47,224,627

	$47,224,627	$1,359,291,402	$—	$1,406,516,029

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$19,875,335	$—	$—	$19,875,335

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $104,539,890 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock New York Municipal Opportunities Fund

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MTA	Month Treasury Average

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency